Cost of sales (Tables)	6 Months Ended
Sep. 30, 2024
Cost Of Sales [Abstract]
Schedule of cost of sales [Table Text Block]
	Three months ended September 30,		Six months ended September 30,
	2024	2023	2024	2023
	$	$	$	$
Digital currency mining	19,650	17,676	38,496	33,055
High performance computing hosting	1,832	420	3,787	567
Total	21,482	18,096	42,283	33,622